ABERDEEN FUNDS

Aberdeen Ultra Short Municipal Income Fund

(the “Fund”)

Supplement dated May 1, 2020 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2020, as supplemented to date

Effective on July 1, 2020 (the “Effective Date”), the Fund will no longer impose a sales charge on purchases of Class A shares. In connection therewith, as of the Effective Date, all references to the sales charge with respect Class A shares will be removed.

Please retain this supplement for future reference.